Depreciation and Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cost of goods sold	$ 6,900	41,771	41,918	36,988
Selling expenses	5	33	59	53
Administrative expenses	1,051	6,357	6,732	6,742
Depreciation	$ 7,956	48,161	48,709	43,783